Related party balances and transactions (Related party balances) (Narrative) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Lease liabilities	¥ 4,712,670	¥ 2,216,792
Other government-related enterprises [member]
Disclosure of transactions between related parties [line items]
Long-term loans (including current portion) and short-term loans	186,800,000	¥ 208,400,000
Subsidiaries of Huaneng Group [member]
Disclosure of transactions between related parties [line items]
Lease liabilities	¥ 1,730,000